SCHEDULE OF FINANCE COST (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest income
Total finance income		[1]		[1]
Interest expense on lease liabilities			(1,122)
Interest expense on related party loan	(96,687)
Total finance expenses	$ (96,687)	[1]	$ (1,123)	[1]

[1]	Refer to Note 2A and 18A